STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIENCY) (USD $)	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2010	$ (630,000)	$ 46,000	$ 74,732,000	$ 7,000	$ (76,215,000)	$ 800,000
Balance, shares at Dec. 31, 2010		324,624
Issuance of restricted shares
Issuance of restricted shares, shares		84
Issuance of shares, first issuance	5,853,000	50,000	5,803,000
Issuance of shares, first issuance, shares		301,672
Issuance of shares, second issuance	728,000	12,000	716,000
Issuance of shares, second issuance, shares		76,056
Stock-based compensation to non-employees	1,000		1,000
Stock-based compensation relating to options and RSUs issued to employees and directors	1,171,000		603,000			568,000
Unrealized loss from marketable securities, net of taxes	(7,000)			(7,000)
Payment on convertible notes payable principle
Loss of control in Rosetta Green shares in December 2011	(2,447,000)					(2,447,000)
Net loss	(10,103,000)				(8,830,000)	(1,273,000)
Balance at Dec. 31, 2011	(356,000)	108,000	84,581,000		(85,045,000)
Balance, shares at Dec. 31, 2011		702,436
Expenses related to the January 27, 2012 convertible debenture	(96,000)		(96,000)
Issuance of shares, first issuance	1,228,000	81,000	1,147,000
Issuance of shares, first issuance, shares		540,000
Issuance of shares, second issuance	1,934,000	101,000	1,833,000
Issuance of shares, second issuance, shares		632,057
Issuance of shares, third issuance	5,921,000	90,000	5,831,000
Issuance of shares, third issuance, shares		570,755
Issuance of shares, fourth issuance	24,986,000	826,000	24,160,000
Issuance of shares, fourth issuance, shares		5,500,000
Issuance of shares, fifth issuance	3,836,000	123,000	3,713,000
Issuance of shares, fifth issuance, shares		825,000
Conversion/Exercise of Warrants	1,508,000	18,000	1,490,000
Conversion/Exercise of Warrants, shares		113,341
Exercise of employee stock options
Exercise of employee stock options, shares		1,093
Stock-based compensation relating to options and RSUs issued to employees and directors	549,000		549,000
Conversion of debenture	300,000	32,000	268,000
Conversion of debenture, shares		211,865
Payment on convertible notes payable principle	1,450,000		1,547,000
Net loss	(10,457,000)				(10,457,000)
Balance at Dec. 31, 2012	30,900,000	1,379,000	125,023,000		(95,502,000)
Balance, shares at Dec. 31, 2012		9,096,547
Issuance of shares, first issuance	2,500,000	103,000	2,397,000
Issuance of shares, first issuance, shares		628,245
Issuance of shares, second issuance	364,000	16,000	348,000
Issuance of shares, second issuance, shares		94,015
Issuance of shares, third issuance	10,000		10,000
Issuance of shares, third issuance, shares		2,950
Issuance of shares, fourth issuance	766,000	41,000	725,000
Issuance of shares, fourth issuance, shares		240,935
Issuance of shares, fifth issuance	1,094,000	57,000	1,037,000
Issuance of shares, fifth issuance, shares		331,738
RSU's conversion		13,000	(13,000)
RSU's conversion, shares		75,000
Exercise of employee stock options	3,000		3,000
Exercise of employee stock options, shares	800	800
Stock-based compensation relating to options and RSUs issued to employees and directors	893,000		893,000
Payment on convertible notes payable principle
Net loss	(12,897,000)				(12,897,000)
Balance at Dec. 31, 2013	$ 23,633,000	$ 1,609,000	$ 130,423,000		$ (108,399,000)
Balance, shares at Dec. 31, 2013		10,470,230